Condensed Consolidated Statements of Changes in Partners' Capital (Unaudited) (USD $) In Thousands	Total	Limited Partner Interest	General Partner Interest [Member]	Accumulated Other Comprehensive Income	Total Partners' Capital	Non-controlling Interest
Beginning Balance at Dec. 31, 2011		$ 99,890	$ 1,091	$ 415	$ 101,396	$ 0
Net (loss) income	4,018	3,938	80	0	4,018	0
Unitholder contributions		0	13	0	13	0
Unit holder distributions	(161)	(7,870)	(161)	0	(8,031)	0
Fair value of Series A Units in excess of net assets received	0
Net distributions to noncontrolling owners	0
LTIP vesting		364	(364)	0	0	0
Tax netting repurchase		(88)	0	0	(88)	0
Unit based compensation		97	701	0	798	0
Other comprehensive income (loss)		0	0	17	17	0
Ending Balance at Jun. 30, 2012		96,331	1,360	432	98,123	0
Beginning Balance at Dec. 31, 2012	80,165	79,266	548	351	80,165	7,438
Net (loss) income	(25,324)	(24,693)	(974)	0	(25,667)	343
Unitholder contributions		0	22,696	0	22,696	0
Unit holder distributions	(160)	(9,749)	(203)	0	(9,952)	0
Fair value of Series A Units in excess of net assets received	(15,612)	(15,300)	(312)	0	(15,612)	0
Net distributions to noncontrolling owners		0	0	0	0	(443)
LTIP vesting		1,125	(1,125)	0	0	0
Tax netting repurchase		(339)	0	0	(339)	0
Unit based compensation		0	1,460	0	1,460	0
Other comprehensive income (loss)		0	0	(56)	(56)	0
Ending Balance at Jun. 30, 2013	$ 52,695	$ 30,310	$ 22,090	$ 295	$ 52,695	$ 7,338